Trade and other payables: amounts falling due within one year (Tables)	12 Months Ended
Dec. 31, 2017
Within one year [member]
Summary of Trade and Other Payables

The following are included in trade and other payables falling due within one year:

	2017 £m	2016 £m
Trade payables	9,893.0	10,308.3
Deferred income	1,212.1	1,312.7
Payments due to vendors (earnout agreements)	180.7	277.5
Liabilities in respect of put option agreements with vendors	38.6	51.0
Fair value of derivatives	3.5	4.1
Other creditors and accruals	2,913.2	3,056.8
	14,241.1	15,010.4

Greater than 1 year [member]
Summary of Trade and Other Payables

The following are included in trade and other payables falling due after more than one year:

	2017 £m	2016 £m
Payments due to vendors (earnout agreements)	450.0	699.0
Liabilities in respect of put option agreements with vendors	219.5	246.0
Fair value of derivatives	3.3	1.8
Other creditors and accruals	320.0	327.0
	992.8	1,273.8